Goodwill - Narrative (Details) - GBP (£) £ in Millions	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	£ 6,343
Growth rate used to extrapolate cash flow projections	2.30%	2.00%
Discount rate applied to cash flow projections	5.30%	5.40%
Goodwill
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	£ 5,444	£ 6,096	£ 5,315
Goodwill | Gross carrying amount
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	5,458	6,112
Goodwill | Accumulated impairment
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	14	16
Goodwill | New York | Gross carrying amount
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	3,137	3,512
Goodwill | Massachusetts | Gross carrying amount
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	1,173	1,313
Goodwill | Rhode Island | Gross carrying amount
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	436	488
Goodwill | Federal | Gross carrying amount
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	£ 699	£ 783